Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Gross	$ 316,000	$ 13,181,000
Less: accumulated depreciation and amortization	(316,000)	(12,948,000)
Real estate, property and equipment, net		233,000
Equipment [Member]
Property and Equipment, Gross	316,000	11,911,000
Leasehold Improvements [Member]
Property and Equipment, Gross		1,065,000
Furniture and Fixtures [Member]
Property and Equipment, Gross		$ 205,000